Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Event
5.	Subsequent Events

The Company added two new offices in Kaohsiung city and Changhua city and expanded its office by taking more space in the Taichung office. The Company also added a total of 14 employees (including managers and staff) during the month of the July 2015. The Company started to sell supplies for funerals and plans to add additional funeral services for the Taiwanese market in 2015.